Investment Strategy - Fundamentals First ETF	Oct. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund’s investment strategy is a long-only, long-term approach as it seeks to buy and hold its investments, provided that such investments meet the investment criteria used by Albert D. Mason Inc. doing business as Mason Capital Partners, the Fund’s investment advisor (the “Advisor”). The Fund primarily invests in publicly-traded equity securities and fixed income securities. Equity securities include common stock and American Depositary Receipts (“ADRs”), both sponsored and unsponsored, and may be made in companies of any market capitalization, industry or geographical location including foreign and emerging market countries. The Fund considers issuers from foreign countries to be those issuers economically tied to a country or countries outside the United States. To determine whether an issuer is economically tied to a country outside the United States, the Advisor will consider whether the issuer is headquartered or has its principal place of business in a country outside the United States and the issuer is organized under the laws of that country. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index.

With respect to fixed income securities, the Fund may invest in (1) domestic and foreign corporate bonds and notes (including commercial notes, unsecured promissory notes and variable rate notes) issued by domestic and foreign corporate issuers; (2) U.S. Treasury bills, notes and bonds; and (3) money market instruments including money market funds. The Fund may also gain investment exposure to fixed income securities by investing in exchange-traded funds (“ETFs”) that primarily invest in the same types of fixed income securities in which the Fund may invest. Fixed income holdings may be of any maturity, duration or credit rating, including high-yield bonds (also known as “junk bonds”). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). The Fund will not invest more than 10% of its assets in high-yield fixed income securities. Investments in any one portfolio holding are limited to 5% of the Fund’s assets (except for money market funds and U.S. Treasury securities), measured at the time of purchase. In the event a holding comes to represent more than 5% of the Fund’s assets, the Fund will sell a portion of such holding to bring the position to below 5% of the Fund’s assets. Under normal market conditions, the Fund intends to invest approximately 65%-90% of its net assets in equity securities and approximately 10%-35% of its net assets in fixed income securities.

Investments are made once due diligence indicates that a company is deemed to be of sufficient quality and that the securities of that company are attractively priced as assessed by the Investment Team of the Advisor. Due diligence includes a fundamental quantitative and qualitative assessment of a company and its securities. Typically, this process includes a review of a company’s publicly filed financial statements and press releases as well as discussions with its executive and/or investor relations teams. The Fund is named “Fundamentals First” because the Advisor emphasizes fundamental investment research and analysis in managing the Fund. Fundamental analysis measures a security’s intrinsic value by examining related economic and financial factors, as well as market conditions. In conducting its own fundamental research on securities, the Advisor considers company filings and press releases, industry data and its own interviews with company management. The Advisor seeks to invest in companies which it believes have strong management that is focused on delivering shareholder value. The Advisor uses its fundamental analysis process to select investments for the long-term with relatively low turnover. As a long-term investor, the Advisor considers itself to be an “owner” of a company rather than a short-term trader.

The Advisor may decide to sell a holding if in its opinion the security or the company issuing the security no longer aligns with the objectives of the Fund. This may include a change to management, corporate structure, financials, future prospects of the business, or any other change that brings into question the potential benefit of holding such security. The Advisor may also sell a holding if the security or underlying company have failed to meet expectations that led to the initial investment. The Advisor may decrease the Fund’s exposure to a security without selling it entirely based on the same criteria, or as part of the strategy not to expose more capital to a specific security than is deemed reasonable.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 10% of its assets in high-yield fixed income securities. Investments in any one portfolio holding are limited to 5% of the Fund’s assets (except for money market funds and U.S. Treasury securities), measured at the time of purchase. In the event a holding comes to represent more than 5% of the Fund’s assets, the Fund will sell a portion of such holding to bring the position to below 5% of the Fund’s assets. Under normal market conditions, the Fund intends to invest approximately 65%-90% of its net assets in equity securities and approximately 10%-35% of its net assets in fixed income securities.